Consolidated Statements of Changes in Equity - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Non-controlling Interests	Total
Balance at Dec. 31, 2015	$ 16,918	$ 19,810,905	$ (16,377,900)	$ 2,989,116	$ 867,826	$ 7,306,865
Balance, shares at Dec. 31, 2015	6,194,475
Issuance of shares upon excise of share-based awards	$ 19	10,131				10,150
Issuance of shares upon excise of share-based awards, shares	7,000
Proceeds from issuance of shares and warrants for capital contribution	$ 30,344	16,492,849				16,523,193
Proceeds from issuance of shares and warrants for capital contribution, shares	11,111,111
Stock based compensation		947,481				947,481
Foreign currency translation				(465,344)	(101,818)	(567,162)
Disposal of a subsidiary				215,050	(636,988)	(421,938)
Net loss			(9,731,868)		(129,020)	(9,860,888)
Balance at Dec. 31, 2016	$ 47,281	37,261,366	(26,109,768)	2,738,822		13,937,701
Balance, shares at Dec. 31, 2016	17,312,586
Settlement of subscription receivable		1,492,538				1,492,538
Stock based compensation		479,233				479,233
Foreign currency translation				380,077		380,077
Net loss			(5,136,434)			(5,136,434)
Balance at Dec. 31, 2017	$ 47,281	39,233,137	(31,246,202)	3,118,899		11,153,115
Balance, shares at Dec. 31, 2017	17,312,586
Issuance of shares upon excise of share-based awards	$ 52	17,799				17,851
Issuance of shares upon excise of share-based awards, shares	19,000
Issuance of shares to non-employees	$ 1,297	1,122,702				1,123,999
Issuance of shares to non-employees, shares	475,000
Stock based compensation		247,134				247,134
Foreign currency translation				(515,477)		(515,477)
Net loss			(8,910,002)			(8,910,002)
Balance at Dec. 31, 2018	$ 48,630	$ 40,620,772	$ (40,156,204)	$ 2,603,422		$ 3,116,620
Balance, shares at Dec. 31, 2018	17,806,586